Significant Accounting Policies - Income Taxes (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 USD ($)
Minimum percentage of qualifying income of non-taxable subsidiaries	90.00%
Noncurrent deferred tax liability at balance sheet date	$ 14.8
Ranch | Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Initial noncurrent deferred tax liability	16.3
Deferred income tax benefit	$ 1.5
Effective income tax rate	31.00%